Employment Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Employment Benefit Obligations [Line Items]
Loss on accumulated remeasurement components	₩ 98,844	₩ 169,234
Return on plan assets	44,325	42,352
Construction In Process And Others
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	13,126	11,861	₩ 13,893
Cost of sales
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	71,875	60,587	71,844
Selling and administrative expense
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	₩ 17,144	₩ 9,121	₩ 12,775